CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Revenues
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of Revenue	0	0	0	0	0	0	0	0
Gross Profit	0	0	0	0	0	0	0	0
Operating Expenses
Commissions & Consulting Fees	4,800	6,000	4,800	6,000	9,000	43,216	312,000	316,800
General & Administrative Costs	80,732	72,701	161,728	166,286	339,524	345,451	9,160,947	9,322,675
Mining Property Costs	179,639	139,036	226,540	307,150	591,926	265,137	1,672,351	1,898,891
Depreciation Expense	24,060	26,185	48,120	52,370	98,673	60,560	159,233	207,353
Impairment Expense	0	0	0	0	5,341	124,343	145,995	145,995
Accretion Expense	76	76	163	203	513	243	756	919
Professional Services	36,368	6,750	66,270	25,250	79,714	52,970	250,432	316,702
Total Operating Expenses	325,675	250,748	507,621	557,259	1,124,691	891,920	11,701,714	12,209,335
Net Operating Loss	(325,675)	(250,748)	(507,621)	(557,259)	(1,124,691)	(891,920)	(11,701,714)	(12,209,335)
Other Income (Expenses)
Gain on Mineral Claim Sales	0	0	113,499	4,500	4,500	103,500	227,744	341,243
Other Income from Mineral Claims	0	0	0	0	32,500	0	309,649	309,649
Interest Income	120	(120)	244	425	831	532	1,472	1,716
Interest Expense	(98,321)	(105,048)	(405,900)	(167,787)	(644,773)	(166,748)	(906,959)	(1,312,859)
Gain/Loss on Derivative Liability	(359,114)	0	(576,640)	0	(386,833)	0	(386,833)	(963,473)
Loss on Conversion of Debt	0	0	0	0	0	0	(137,000)	(137,000)
Bad Debt Expense	0	0	0	0	982	(29,018)	(47,185)	(47,185)
Loss on Settlement	0	0	0	0	0	(62,095)	(62,095)	(62,095)
Other Expense	(1,913)	0	0	(175,047)	(2,222)	0	(2,222)	(2,222)
Other Income	0	0	1,094	0	0	0	0	1,094
Realized Gain (Loss) on Investment	0	0	0	0	0	0	(97,109)	(97,109)
Net Other Income (Expenses)	(459,228)	(105,168)	(867,703)	(337,909)	(995,015)	(153,829)	(1,100,538)	(1,968,241)
Loss From Continuing Operations	0	0	0	0	(2,119,706)	(1,045,749)	(12,802,252)	(14,177,576)
Loss From Discontinued Operations	0	0	0	0	0	0	(673,596)	(673,596)
Net Loss	(784,903)	(355,916)	(1,375,324)	(895,168)	(2,119,706)	(1,045,749)	(13,475,848)	(14,851,172)
Accretion of Discount on Redeemable Common Stock	(489)	(6,836)	(14,701)	(21,442)	(29,516)	0	(29,516)	(44,217)
Excess Cash Received Compared to Redeemable Amount of Stock	0	0	0	0	0	974	974	974
Interest on Redeemable Common Stock	(12,337)	(5,453)	(21,298)	(7,978)	(22,701)	(247)	(22,948)	(44,246)
Net Loss Attributable to Common Shareholders	(797,729)	(368,205)	(1,411,323)	(924,588)	(2,171,923)	(1,045,022)	(13,527,338)	(14,938,661)
Unrealized (Loss)/Gain on Available For Sale Securities	(7,500)	0	2,450	0	(12,500)	0	(12,500)	(10,050)
Total Comprehensive Loss	$ (805,229)	$ (368,205)	$ (1,408,873)	$ (924,588)	$ (2,184,423)	$ (1,045,022)	$ (13,539,838)	$ (14,948,711)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)	112,522,912	99,296,795	108,542,908	98,712,344	99,799,411	91,479,959
Basic Net Loss per Share (in Dollars per share)	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted) (in Shares)	112,522,912	99,296,795	108,542,908	98,712,344	99,799,411	91,479,959
Diluted Net Loss per Share (in Dollars per share)	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)